Share capital - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) share	Dec. 31, 2018 USD ($) share
Disclosure of classes of share capital [abstract]
Balance, beginning of year | share	2,699,205	1,746,982
Weighted average exercise price, beginning of year | $	$ 7.75	$ 10.39
Share options granted | share	3,575,600	1,082,600
Granted, weighted average exercise price | $	$ 0.40	$ 3.77
Forfeited | share	(200,213)	(128,356)
Forfeited, weighted average exercise price | $	$ 8.50	$ 10.09
Cancelled/Expired | share	(707,947)	(2,021)
Cancelled/Expired, weighted average exercise price | $	$ 10.66	$ 11.18
Balance, end of year | share	5,366,645	2,699,205
Weighted average exercise price, end of year | $	$ 2.44	$ 7.75
Options exercisable, end of year | share	1,196,967	1,193,486
Options exercisable, weighted average exercise price, end of year | $	$ 7.36	$ 10.65